Employee Benefit Plan, Schedule, Reportable Transaction - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Reportable Transaction [Abstract]
EBP, Schedule of Reportable Transaction

Name of Plan Sponsor:	Park National Corporation
Employer identification number:	31-1179518
Three digit plan number:	002

	(b)				(h)
	Description of Asset Including		(d)	(g)	Current Value	(i)
(a)	Maturity Date, Rate of Interest,	(c)	Selling	Cost of	of Asset on	Net Gain
Identity or Party Involved	Collateral, Par or Maturity Value	Cost	Price	Asset	Transaction Date	or (Loss)

Category (iii) – A series of transactions in excess of 5% of plan assets
Park National Corporation	PRK, 64 purchases	$24,655,951	$—	$24,655,951	$24,655,951	$—
Park National Corporation	PRK, 197 sales	—	22,067,229	15,504,433	22,067,229	6,562,796

EBP, Schedule of Reportable Transaction [Line Items]
EBP, Schedule of Reportable Transaction

Name of Plan Sponsor:	Park National Corporation
Employer identification number:	31-1179518
Three digit plan number:	002

	(b)				(h)
	Description of Asset Including		(d)	(g)	Current Value	(i)
(a)	Maturity Date, Rate of Interest,	(c)	Selling	Cost of	of Asset on	Net Gain
Identity or Party Involved	Collateral, Par or Maturity Value	Cost	Price	Asset	Transaction Date	or (Loss)

Category (iii) – A series of transactions in excess of 5% of plan assets
Park National Corporation	PRK, 64 purchases	$24,655,951	$—	$24,655,951	$24,655,951	$—
Park National Corporation	PRK, 197 sales	—	22,067,229	15,504,433	22,067,229	6,562,796